Consolidated Balance Sheets - FY - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments:
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	$ 327,602	$ 249,734
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	14,240	14,336
Short-term investments	2,299	4,257
Total investments	344,141	268,327
Cash and cash equivalents	24,544	23,958
Investment income due and accrued	1,844	1,397
Premiums receivable, net	15,550	14,226
Receivable from reinsurers	11,928	5,909
Reinsurance recoverables	95,670	70,348
Ceded unearned premiums	39,329	42,565
Intangible assets	3,538	3,538
Deferred income tax asset, net	6,822	5,101
Other assets	1,912	2,235
Total assets	545,278	437,604
Liabilities:
Reserves for unpaid losses and loss adjustment expenses	219,629	162,210
Unearned premiums	81,713	75,253
Payable to reinsurers	3,833	5,229
Funds held for reinsurers	87,206	63,932
Accounts payable and accrued expenses	7,410	4,903
Deferred policy acquisition costs, net of ceding commissions	1,696	3,763
Note payable	29,603	27,484
Other liabilities	737	2,244
Total liabilities	431,827	345,018
Commitments and Contingencies
Stockholders' equity:
Common stock	0
Additional paid-in capital	80,229	80,074
Accumulated other comprehensive income	3,651	5,214
Retained earnings	29,570	7,297
Stockholders' equity	113,451	92,586
Total liabilities and stockholders' equity	545,278	437,604
Class A Common Stock [Member]
Stockholders' equity:
Common stock	1	1
Stockholders' equity	1	1
Class B Common Stock [Member]
Stockholders' equity:
Common stock	0	0
Stockholders' equity	$ 0	$ 0